Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as security for financial liabilities | €				€ 0
Additions to tangible assets	$ 17,584	$ 6,263	$ 2,501
IAS 17 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net deferred losses recognised	1,800
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	16,563	$ 1,942	878
Assets Under Construction [member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	4,900
Assets Under Construction [member] | North Carolina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	8,800
Calyxt Inc and Cellectis BioResearch Inc [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	300
Other equipment	$ 700
Calyxt Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of assets sold			$ 9,200